Client Name:
Client Project Name:	TPMT 2025-1
Start - End Dates:	5/XX/2016 - 11/XX/2019
Deal Loan Count:	8

Rating Agency ATR QM Data Fields

Loans in Report:	8

Redacted Loan ID	Loan Number	LoanUID	Group	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Borrowers Qualified Through a Non-Resident Alien Program	Residual Income Analysis in File	ATR/QM Residual Income
D6C080D6-CFF5-41B9-A19B-89D41BCFCE9C	XXXXXX	XXXXXX	1	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	XXX	XXXXXX	XXX	Unemployed	Unemployed	U.S. Citizen	U.S. Citizen	(No Data)	No	0
C52BD31F-79FE-4BD8-BE25-02171398F808	XXXXXX	XXXXXX	1	QM: GSE Temporary - QM/SH	No	Yes	XXXXXX	Not Applicable	No	Yes	XXX	4/XX/2018	XXX	Unemployed	Unemployed	U.S. Citizen	U.S. Citizen	(No Data)	No	0
1E562208-51FA-4988-AB0A-F16ECAC7E079	XXXXXX	XXXXXX	1	QM: GSE Temporary - QM/SH	No	Yes	XXXXXX	Not Applicable	No	Yes	XXX	1/XX/2016	XXX	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	0
738ACF13-277B-4880-8AA8-6180FAA1DFF5	XXXXXX	XXXXXX	1	ATR/QM: Not Applicable	Yes	No	XXXXXX	XXXXXX	No	No	XXX	XXXXXX	XXX	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	0
A3B7947E-5DCD-417C-8968-A0B8F4D3F5BF	XXXXXX	XXXXXX	1	ATR/QM: Not Applicable	Yes	No	XXXXXX	XXXXXX	No	No	XXX	XXXXXX	XXX	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	0
692C68E6-E56C-4A88-A458-C840CCA049B0	XXXXXX	XXXXXX	1	ATR/QM: Not Applicable	Yes	No	XXXXXX	XXXXXX	No	No	XXX	XXXXXX	XXX	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	0
A96ECD8D-4205-4492-B354-43759CF5980E	XXXXXX	XXXXXX	1	ATR/QM: Not Applicable	Yes	No	XXXXXX	XXXXXX	No	No	XXX	XXXXXX	XXX	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	0
A12E3412-64B8-45C3-AE8C-9DD30EC5CC9D	XXXXXX	XXXXXX	1	ATR/QM: Not Applicable	Yes	No	XXXXXX	XXXXXX	No	No	XXX	XXXXXX	XXX	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	0

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